Regulatory Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Assets And Liabilities [Abstract]
Components Of Regulatory Assets And Regulatory Liabilities

	December 31,		December 31,
	2012		2011
	Regulatory	Regulatory	Regulatory	Regulatory
	Assets	Liabilities	Assets	Liabilities

Income taxes	$348,359	$192,551	$102,726	$1,706
Utility plant retirement costs	16,976	19,936	21,975	15,845
Post-retirement benefits	139,139	28,795	100,640	22,961
Water tank painting	2,836	-	4,420	-
Fair value adjustment of long-term
debt assumed in acquisition	4,739	-	1,540	162
Rate case filing expenses & other	9,215	81	8,731	670
	$521,264	$241,363	$240,032	$41,344